OTHER (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Other [Abstract]
Transaction costs		$ (5)	$ (17)	$ (7)
Change in fair value of property, plant and equipment		(65)	(64)	(32)
Loss on debt extinguishment		(35)	(27)	(1)
Amortization of service concession assets		(20)	(9)	(2)
Other		(151)	(89)	9
Other expenses, net	[1]	$ (276)	$ (206)	$ (33)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).